Columbia Limited Duration Credit Fund | Class A, B, C, I, R4 and W Shares
Summary of the Fund
INVESTMENT OBJECTIVE
Columbia Limited Duration Credit Fund (the Fund) seeks to provide shareholders with a level of current income consistent with preservation of capital.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your immediate family (that share the same mailing address) agree to invest in the future at least $50,000 in any of the Columbia and Columbia Acorn funds. More information about these and other discounts is available from your financial intermediary and under “Reductions/Waivers of Sales Charges — Front-End Sales Charge Reductions” on page S.17 of this prospectus and on page D.1 of Appendix D in the Fund’s Statement of Additional Information (SAI).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Columbia Limited Duration Credit Fund Class A, B, C, I, R4 and W Shares	Class A	Class B	Class C	Class I	Class R4	Class W
Shareholder Fees Column [Text]	Class A	Class B	Class C	Class I	Class R4	Class W
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	3.00%	none	none	none	none	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	1.00%	5.00%	1.00%	none	none	none

Annual Fund Operating Expenses Columbia Limited Duration Credit Fund		Class A, B, C, I, R4 and W Shares	Class A, B, C, I, R4 and W Shares Class A	Class A, B, C, I, R4 and W Shares Class B	Class A, B, C, I, R4 and W Shares Class C	Class A, B, C, I, R4 and W Shares Class I	Class A, B, C, I, R4 and W Shares Class R4	Class A, B, C, I, R4 and W Shares Class W
Operating Expenses Caption [Text]	[1]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Operating Expenses Column [Text]			Class A	Class B	Class C	Class I	Class R4	Class W
Management fees			0.36%	0.36%	0.36%	0.36%	0.36%	0.36%
Distribution and/or service (12b-1) fees			0.25%	1.00%	1.00%	none	none	0.25%
Other expenses			0.23%	0.23%	0.23%	0.12%	0.42%	0.23%
Total annual fund operating expenses			0.84%	1.59%	1.59%	0.48%	0.78%	0.84%
[1]	Expense ratios have been adjusted to reflect current fees.

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Columbia Limited Duration Credit Fund Class A, B, C, I, R4 and W Shares (USD $)	Expense Example, By Year, Column [Text]	1 year	3 years	5 years	10 years
Class A	Class A (whether or not shares are redeemed)	383	560	753	1,310
Class B	Class B (if shares are redeemed)	662	802	1,067	1,692
Class C	Class C (if shares are redeemed)	262	502	867	1,894
Class I	Class I (whether or not shares are redeemed)	49	154	269	607
Class R4	Class R4 (whether or not shares are redeemed)	80	249	434	970
Class W	Class W (whether or not shares are redeemed)	86	268	467	1,041

Expense Example, No Redemption Columbia Limited Duration Credit Fund Class A, B, C, I, R4 and W Shares (USD $)	Expense Example, No Redemption, By Year, Column [Text]	1 year	3 years	5 years	10 years
Class B	Class B (if shares are not redeemed)	162	502	867	1,692
Class C	Class C (if shares are not redeemed)	162	502	867	1,894

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 113% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in credit-related bonds and other debt securities. The Fund will primarily invest in debt securities with short- and intermediate-term maturities. The Fund will primarily invest in credit-related bonds, such as corporate bonds and agency, sovereign, supranational and local authority bonds. The Fund may invest up to 15% of its net assets in securities rated below investment grade. Up to 25% of the Fund’s net assets may be invested in foreign investments, including emerging markets. The Fund will provide shareholders with at least 60 days’ written notice of any change in the 80% policy.
PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Credit Risk. Credit risk is the risk that fixed-income securities in the Fund’s portfolio may or will decline in price or fail to pay interest or repay principal when due because the issuer of the security will default or otherwise become unable or unwilling to honor its financial obligations. Lower quality or unrated securities held by the Fund may present increased credit risk.

Risks of Foreign/Emerging Markets Investing. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund’s portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

Investments in emerging markets present greater risk of loss than a typical foreign security investment. Because of the less developed markets and economies and less mature governments and governmental institutions, the risks of investing in foreign securities may be intensified in the case of investments in issuers organized, domiciled or doing business in emerging markets.

High-Yield Securities Risk. The Fund’s investments in below-investment grade fixed-income securities (i.e., high-yield or junk bonds) exposes the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade securities. High-yield securities are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.

Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. When interest rates rise, prices of fixed-income securities generally fall. In general, the longer the maturity or duration of a fixed-income security, the greater its sensitivity to changes in interest rates. Interest rate changes also may increase prepayments of debt obligations.

Liquidity Risk. Liquidity risk is the risk associated with a lack of marketability of securities which may make it difficult to sell the security at desirable prices in order to minimize loss. The Fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity.

Market Risk. The market value of investments may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of investments may fluctuate, sometimes rapidly and unpredictably.

Prepayment and Extension Risk. Prepayment and extension risk is the risk that a loan, bond or other security might be called or otherwise converted, prepaid or redeemed before maturity, and the portfolio managers may not be able to invest the proceeds in securities or loans providing as high a level of income, resulting in a reduced yield to the Fund. As interest rates rise or spreads widen, the likelihood of prepayment decreases. The portfolio managers may be unable to capitalize on securities with higher interest rates or wider spreads because the Fund’s investments are locked in at a lower rate for a longer period of time.

Sovereign Debt Risk. A sovereign debtor’s willingness or ability to repay principal and pay interest in a timely manner may be affected by a variety of factors, including its cash flow situation, the extent of its reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor’s policy toward international lenders, and the political constraints to which a sovereign debtor may be subject. Sovereign debt risk is increased for emerging market issuers.

PAST PERFORMANCE

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

• how the Fund’s Class A performance has varied for each full calendar year shown on the bar chart; and

• how the Fund’s average annual total returns compare to recognized measures of market performance shown on the table.

How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.

Class A share information is shown in the bar chart; the sales charge for Class A shares is not reflected in the bar chart. If the sales charge was reflected, returns would be lower than those shown.

After-tax returns are shown only for Class A shares. After-tax returns for the other classes will vary. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.

CLASS A ANNUAL TOTAL RETURNS (BEFORE SALES CHARGE)

(calendar year)

During the periods shown:

• Highest return for a calendar quarter was +5.06% (quarter ended September 30, 2009).

• Lowest return for a calendar quarter was -3.46% (quarter ended December 31, 2008).

• Class A year-to-date return was +2.46% at June 30, 2011.

Average Annual Total Returns (after applicable sales charges) (for periods ended December 31, 2010)
Average Annual Total Returns Columbia Limited Duration Credit Fund Class A, B, C, I, R4 and W Shares	Column	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 year	5 years	Since inception	Inception Date
before taxes Class A	Columbia Limited Duration Credit Fund:	Class A — before taxes		2.99%	4.06%	3.27%	Jun. 19, 2003
before taxes Class B	Columbia Limited Duration Credit Fund:	Class B — before taxes		0.27%	3.52%	2.90%	Jun. 19, 2003
before taxes Class C	Columbia Limited Duration Credit Fund:	Class C — before taxes		4.38%	3.89%	2.90%	Jun. 19, 2003
before taxes Class I	Columbia Limited Duration Credit Fund:	Class I — before taxes		6.54%	5.04%	4.28%	Mar. 04, 2004
before taxes Class R4	Columbia Limited Duration Credit Fund:	Class R4 — before taxes		6.22%	4.91%	3.88%	Jun. 19, 2003
before taxes Class W	Columbia Limited Duration Credit Fund:	Class W — before taxes		6.10%		4.54%	Dec. 01, 2006
after taxes on distributions Class A	Columbia Limited Duration Credit Fund:	Class A — after taxes on distributions		1.72%	2.59%	1.96%	Jun. 19, 2003
after taxes on distributions and redemption of fund shares Class A	Columbia Limited Duration Credit Fund:	Class A — after taxes on distributions and redemption of fund shares		1.93%	2.59%	2.00%	Jun. 19, 2003
Barclays Capital U.S. 1-5 Year Credit Index		Barclays Capital U.S. 1-5 Year Credit Index	(reflects no deduction for fees, expenses or taxes)	5.44%	5.62%
Barclays Capital U.S. 1-5 Year Credit Index Class A, B, C and R4 Since inception, 2003-06-19						4.27%	Jun. 19, 2003
Barclays Capital U.S. 1-5 Year Credit Index Class I Since inception, 2004-03-04						4.48%	Mar. 04, 2004
Barclays Capital U.S. 1-5 Year Credit Index Class W Since inception, 2006-12-01						5.64%	Dec. 01, 2006
Lipper Short Intermediate Investment Grade Debt Funds Index		Lipper Short-Intermediate Investment Grade Debt Funds Index	(reflects no deduction for fees or taxes)	5.86%	4.81%
Lipper Short Intermediate Investment Grade Debt Funds Index Class A, B, C and R4 Since inception, 2003-06-19						3.68%	Jun. 19, 2003
Lipper Short Intermediate Investment Grade Debt Funds Index Class I Since inception, 2004-03-04						3.92%	Mar. 04, 2004
Lipper Short Intermediate Investment Grade Debt Funds Index Class W Since inception, 2006-12-01						4.77%	Dec. 01, 2006

Fund performance information prior to March 7, 2011 represents that of the Fund as a series of RiverSource Bond Series, Inc., a Minnesota corporation. The Fund was reorganized into a series of Columbia Funds Series Trust II, a Massachusetts business trust, on that date.